INCOME TAXES (Tables)	12 Months Ended
Jan. 31, 2026
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Taxes
The components of income (loss) before provision for income taxes for the years ended January 31, 2026, 2025, and 2024 were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
U.S.	(19,527)	(15,635)	(11,360)
Non-U.S.	30,869	11,265	(1,899)
Total income (loss) before provision for income taxes	$11,342	$(4,370)	$(13,259)

Schedule of Provision for Income Taxes
The provision (benefit) for income taxes for the years ended January 31, 2026, 2025, and 2024 consisted of the following:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Current provision (benefit) for income taxes:
U.S. Federal	$97	$(988)	$(4,116)
U.S. State	(74)	265	(120)
Non-U.S.	8,569	4,939	5,738
Total current provision for income taxes	8,592	4,216	1,502
Deferred provision (benefit) for income taxes:
U.S. Federal	24	(1,422)	(199)
U.S. State	303	(101)	(52)
Non-U.S.	(2,190)	171	(2,865)
Total deferred benefit for income taxes	(1,863)	(1,352)	(3,116)
Total provision (benefit) for income taxes	$6,729	$2,864	$(1,614)

Schedule of Effective Tax Rate Reconciliation

	Year Ended January 31,
(dollars in thousands)	2026
U.S. federal statutory income tax rate	$2,382	21.0%
Effect of cross-border tax laws
Global intangible low-taxed income	4,419	39.0%
Nontaxable or nondeductible items
Share based payment awards	(301)	(2.7)%
Other	12	0.1%
Other adjustments	77	0.7%
U.S. state and local income taxes, net of federal effect (a)	243	2.1%
Foreign Tax Effects
Brazil
Statutory tax rate difference	370	3.3%
Nontaxable or nondeductible items	(607)	(5.4)%
Other	(195)	(1.7)%
Bulgaria
Foreign withholding taxes	159	1.4%
Other	5	—%
Cyprus
Statutory tax rate difference	(436)	(3.8)%
Tax incentives	(512)	(4.5)%
Other	175	1.5%
Germany
Statutory tax rate difference	(225)	(2.0)%
Local income taxes	664	5.9%
Other	(148)	(1.3)%
Israel
Statutory tax rate difference	(367)	(3.2)%
Tax rate difference - preferred technological enterprise	1,176	10.4%
Dual source income	(3,883)	(34.2)%
Foreign withholding taxes	815	7.2%
Changes in valuation allowances	3,066	27.0%
Share based payment awards	1,302	11.5%
Capital loss on subsidiary liquidation	133	1.2%
Nontaxable or nondeductible items	711	6.3%
Tax credits	(3,041)	(26.8)%
Other taxes	2,116	18.7%
Other	(79)	(0.7)%
Singapore
Statutory tax rate difference	(514)	(4.5)%
Other	(38)	(0.3)%
Other foreign jurisdictions	145	1.3%
Changes in unrecognized tax benefits	$(895)	(7.9)%
Effective tax rate	$6,729	59.3%

(a) State taxes in New York made up the majority (greater than 50 percent) of the tax effect in this category.
The reconciliation of the U.S. federal statutory rate to our effective tax rate on income before provision for income taxes for the years ended January 31, 2025 and 2024, prior to the adoption of ASU 2023-09, was as follows:

	Year Ended January 31,
(dollars in thousands)	2025	2024
U.S. federal statutory income tax rate	21.0%	21.0%

Income tax provision at the U.S. federal statutory rate	$(918)	$(2,785)
U.S. State income tax provision (benefit)	117	(172)
Non-U.S. tax rate differential	(3,657)	1,187
Tax incentives	(692)	(196)
Valuation allowances	7,601	2,267
Non-deductible expenses/non-taxable income	673	46
Business divestiture	548	111
Tax contingencies	(1,994)	(5,136)
Stock based and other compensation	971	954
U.S. tax effects of non-U.S. operations	236	2,162
Other, net	(21)	(52)
Total provision for income taxes	$2,864	$(1,614)
Effective income tax rate	(65.5)%	12.2%

Schedule of Refunds Received for Income Taxes
The following table provides supplemental information regarding our consolidated cash flows for the years ended January 31, 2026, 2025, and 2024:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Cash paid for interest, including non‑utilization fee	$491	$504	$663
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	$596	$1,995	$163
Extinguishment of liability with stocks	$—	$—	$3,856
Inventory transfers to property and equipment	$158	$1,025	$1,639
The following table provides supplemental information regarding cash paid, net of refunds received, for income taxes for the year ended January 31, 2026:

Year Ended January 31,
(in thousands)	2026
U.S. Federal	$(184)
U.S. State and local	35
Non-U.S.
Brazil	1,076
Cyprus	1,014
Germany - Federal	2,251
Germany - Bexbach	674
Israel	924
Singapore	1,861
Other	830
Subtotal Non-U.S.	8,630
Total cash payments of income taxes, net	$8,481

Schedule of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities consisted of the following at January 31, 2026 and 2025:

	January 31,
(in thousands)	2026	2025
Deferred tax assets:
Loss carryforwards	$28,901	$25,300
Accrued compensation	14,736	13,796
Capitalized research and development	7,072	6,225
Inventory	305	860
Accrued expenses	1,010	1,299
Deferred revenue	1,294	—
Exchange rate differences	1,165	778
Total deferred tax assets	54,483	48,258
Deferred tax liabilities:
Deferred revenue	—	(1,172)
Goodwill and other intangible assets	(8,644)	(7,676)
Other, net	—	(256)
Total deferred tax liabilities	(8,644)	(9,104)
Valuation allowance	(40,808)	(37,066)
Net deferred tax assets	$5,031	$2,088

Recorded as:
Deferred tax assets	$6,068	$3,094
Deferred tax liabilities	(1,037)	(1,006)
Net deferred tax assets	$5,031	$2,088

Schedule of Valuation Allowance
Activity in the recorded valuation allowance consisted of the following for the years ended January 31, 2026 and 2025:

	Year Ended January 31,
(in thousands)	2026	2025
Valuation allowance, beginning of year	$(37,066)	$(28,293)
Income tax provision	(3,742)	(8,773)
Valuation allowance, end of year	$(40,808)	$(37,066)

Schedule of Unrecognized Tax Benefits Roll Forward
For the years ended January 31, 2026, 2025, and 2024 the aggregate changes in the balance of gross unrecognized tax benefits were as follows:

	Year Ended January 31,
(in thousands)	2026	2025	2024
Gross unrecognized tax benefits, beginning of year	$5,669	$7,283	$10,893
Increases related to tax positions taken during the year	423	1,421	104
Increases related to tax positions taken during prior years	1,125	—	—
Increases (decreases) related to foreign currency exchange rates	782	101	(467)
Reductions for tax positions of prior years	(526)	—	(3,167)
Lapses of statutes of limitations	(2,551)	(3,136)	(80)
Gross unrecognized tax benefits, end of year	$4,922	$5,669	$7,283